Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net
5.	Property, plant and equipment, net

	At December 31,
	2025	2024
Computer equipment	$7,669	95,228
Accumulated depreciation	(4,997)	(4,906)
	$2,672	$90,322

Depreciation included in:

	Years ended December 31,
	2025	2024
Administrative expense	$87,935	$2,986